Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Passenger transportation (a)	R$ 17,253,631	R$ 14,621,481	R$ 7,119,086
Cargo transportation	964,240	530,578	361,648
Mileage Revenue	622,018	546,104	267,344
Other revenue	108,927	84,360	36,866
Gross revenue	18,948,816	15,782,523	7,784,944
Related tax (b)	(174,792)	(583,798)	(351,560)
Total net revenue	R$ 18,774,024	R$ 15,198,725	R$ 7,433,384